Equity Method Investments	12 Months Ended
Dec. 31, 2018
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments
Equity Method Investments
NANTibody

In 2013, the Company acquired IgDraSol Inc. (“IgDraSol”), a private company focused on the development of oncologic agents for the treatment of cancer, from a third party unrelated to the NantWorks, LLC (“NantWorks”) affiliated entities for 3 million shares of the Company's common stock and $380,000 of cash for a total purchase price of $29.1 million. This transaction included the acquisition of IgDraSol’s lead compound, CynviloqTM, a micellar diblock copolymeric paclitaxel formulation drug product.

In May 2015, the Company entered into an agreement with NantPharma, LLC (“NantPharma”), a NantWorks company, pursuant to which the Company sold to NantPharma all of its equity interests in IgDraSol, which continued to hold the rights to CynviloqTM. Pursuant to the agreement, NantPharma paid the Company an upfront fee of $90.1 million, of which $60.0 million was required to be used by the Company to fund two joint ventures, as described below.
In April 2015, the Company and NantCell, a subsidiary of NantWorks, LLC (“NantWorks”), a private company owned by Dr. Patrick Soon-Shiong, established a new entity called Immunotherapy NANTibody, LLC (“NANTibody”) as a stand-alone biotechnology company with $100.0 million initial joint funding.  NantCell owns 60% of the equity interest of NANTibody and agreed to contribute $60.0 million to NANTibody.  The Company owns 40% of NANTibody and in July 2015, the Company had NantPharma, LLC (“NantPharma”) contribute its portion of the initial joint funding of $40.0 million to NANTibody from the proceeds of the sale of IgDraSol, Inc. (“IgDraSol”).  Additionally, the Company and NantCell were allowed to appoint three and two representatives, respectively, to NANTibody’s five-member Board of Directors. NANTibody will focus on accelerating the development of multiple immuno-oncology mAbs for the treatment of cancer, including but not limited to anti-PD-1, anti-PD-L1, anti-CTLA4mAbs, and other immune-check point antibodies as well as ADCs and bispecific antibodies.

NANTibody had been formed to advance pre-clinical and clinical immunology assets contributed by the Company and NantCell. The Company continues to hold 40% of the outstanding equity of NANTibody and NantCell holds the remaining 60%. Until July 2, 2017, NANTibody held approximately $100.0 million of cash and cash equivalents, and the Company recorded its investment in NANTibody at approximately $40.0 million. As an equity method investment, the Company's ratable portion of 40% of money expended for the development of intellectual property assets held by NANTibody would be reflected within income (loss) on equity method investments in its statement of operations. As a result of limited spending at NANTibody, the cash on hand at NANTibody remained at approximately $100.0 million since the inception of the NANTibody joint venture until July 2, 2017. Further, the Company's equity method investment in NANTibody remained at approximately $40.0 million until July 2, 2017.
The financial statements of NANTibody are not received sufficiently timely for the Company to record its portion of earnings or loss in the current financial statements and therefore the Company reports its portion of earnings or loss on a quarter lag.

In February 2018, NANTibody notified the Company that on July 2, 2017, NANTibody acquired all of the outstanding equity of IgDraSol in exchange for $90.1 million in cash. NANTibody purchased IgDraSol from NantPharma, LLC, which is controlled by NantWorks, an entity with a controlling interest in NantCell and NantPharma.
Although the Company has had a designee serving on the Board of Directors of NANTibody since the formation of NANTibody in April 2015, and although the Company has held 40% of the outstanding equity of NANTibody since NANTibody’s formation, neither the Company nor its director designee was given any advance notice of NANTibody’s purchase of IgDraSol or of any board meeting or action to approve such purchase. As such, the Company's designee on NANTibody’s Board of Directors was not given an opportunity to consider or vote on the transaction as a director and the Company was not given an opportunity to consider or vote on the transaction in its position as a significant (40%) equity holder of NANTibody.
As a result of the July 2, 2017 purchase of IgDraSol, NANTibody’s cash and cash equivalents were reduced from $99.6 million as of June 30, 2017 to $9.5 million as of September 30, 2017, and NANTibody’s contributed capital was reduced from $100.0 million as of June 30, 2017 to $10.0 million as of September 30, 2017, to effect the transfer of IgDraSol from NantPharma to NANTibody. No additional information was provided to the Company to explain why NANTibody’s total assets as of September 30, 2017 were reduced by approximately $90.1 million. The Company requested, but did not receive, additional information from NANTibody for purposes of supporting the value of IgDraSol, including any information regarding clinical advancements in the entity since the sale of IgDraSol by the Company in May 2015.
Prior to the communication of the transfer of IgDraSol from NantPharma to NANTibody, the Company relied on the cash and cash equivalents of NANTibody for purposes of determining the value of its investment in NANTibody, which capital was expended by NANTibody to acquire IgDraSol on July 2, 2017. As a result of the transfer of IgDraSol, the Company reassessed the recoverability of its equity method investment in NANTibody as of July 2, 2017. In doing so, the Company considered the expected outcomes for the intellectual property assets held by NANTibody as of July 2, 2017. As a result of the lack of evidence of any development activity associated with any of the assets held in NANTibody, given the passage of time since the formation of the joint venture, many competitive products from other drug developers worldwide have advanced and/or commercialized for the targeted disease indications of the assets held in NANTibody, and given the Company's minority interest in NANTibody (the investee), the Company concluded that it does not have the ability to recover the carrying amount of the investment and an other-than-temporary decline in the value of the investment had occurred. Accordingly, an impairment was recorded to the Company's equity method investment in NANTibody for the three and nine months ended September 30, 2017. The fair value of the Company’s investment in NANTibody was measured at fair value on July 2, 2017 using significant unobservable inputs (Level 3) due to the determination of fair value requiring significant judgment, including the potential outcomes of the intellectual property assets held by NANTibody. For these reasons, fair value was determined by applying the Company's 40% equity interest in NANTibody to the remaining cash and cash equivalents, which resulted in an impairment of $36.0 million. The impairment resulted in a revised carrying value of the Company's investment in NANTibody of $3.7 million which approximates its ratable 40% ownership of the cash maintained by NANTibody expected to be used for future research and development.
NANTibody recorded net loss of $0.7 million, $1.1 million and $0.6 million for the twelve months ended September 30, 2018, 2017 and 2016, respectively. The Company recorded its portion of loss from NANTibody in (loss) income on equity investments on its consolidated statements of operations for the twelve months ended December 31, 2018 and 2017. As of September 30, 2018, NANTibody had $9.7 million in current assets, $0.8 million in current liabilities, and no noncurrent assets or noncurrent liabilities. As of September 30, 2017, NANTibody had $9.9 million in current assets and $0.6 million in current liabilities and no noncurrent assets or noncurrent liabilities.
NantStem
In July 2015, the Company and NantBioScience, a subsidiary of NantWorks, established a new entity called NantCancerStemCell, LLC (“NantStem”) as a stand-alone biotechnology company with $100.0 million initial joint funding.  As initially organized, NantBioScience was obligated to make a $60.0 million cash contribution to NantStem for a 60% equity interest in NantStem, and the Company was obligated to make a $40.0 million cash contribution to NantStem for a 40% equity interest in NantStem.  Fifty percent of these contributions were funded in July 2015 and the remaining amounts were to be made by no later than September 30, 2015. The Company had NantPharma contribute its portion of the initial joint funding of $20.0 million to NantStem from the proceeds of the sale of IgDraSol.  Pursuant to a Side Letter dated October 13, 2015, the NantStem joint venture agreement was amended to relieve the Company of the obligation to contribute the second $20.0 million payment, and its ownership interest in NantStem was reduced to 20%.  NantBioScience’s funding obligations were unchanged.  The Side Letter was negotiated at the same time the Company issued a call option on shares of NantKwest that it owned to Cambridge, a related party to NantBioScience.
A loss related to other-than-temporary impairment of $0.5 million was recognized for the equity investment in NantStem for the year ended December 31, 2018. There was no loss related to other-than-temporary impairment recognized for the equity investment for the years ended December 31, 2017 or 2016.
The Company is accounting for its interest in NantStem as an equity method investment, due to the significant influence the Company has over the operations of NantStem through its board representation and 20% voting interest. The Company’s investment in NantStem is reported in equity method investments on its consolidated balance sheets and its share of NantStem’s loss is recorded in loss on equity investments on its consolidated statement of operations. As of December 31, 2018 and 2017, the carrying value of the Company’s investment in NantStem was approximately $18.0 million and $18.7 million, respectively.

The financial statements of NantStem are not received sufficiently timely for the Company to record its portion of earnings or loss in the current financial statements and therefore the Company reports its portion of earnings or loss on a quarter lag.
NantStem recorded a net loss of $0.7 million for the twelve months ended September 30, 2018 and net income of $0.7 million and $0.9 million for the years ended 2017 and 2016, respectively. The Company recorded its portion of gain from NantStem in gain on equity investments on its consolidated statements of operations for the twelve months ended December 31, 2018 and 2017. As of September 30, 2018, NantStem had $74.1 million in current assets and $0.1 million in current liabilities and $6.9 million noncurrent assets and no noncurrent liabilities. As of September 30, 2017, NantStem had $82.5 million in current assets and no current liabilities and no noncurrent assets or noncurrent liabilities.
Yuhan Agreement
In March 2016, the Company and Yuhan Corporation, a South Korea company (“Yuhan”), entered into an agreement to form a joint venture company called ImmuneOncia Therapeutics, LLC (“ImmuneOncia”) to develop and commercialize a number of immune checkpoint antibodies against undisclosed targets for both hematological malignancies and solid tumors. Under the terms of the joint venture agreement, Yuhan contributed an initial investment of $10.0 million to ImmuneOncia, and the Company granted ImmuneOncia an exclusive license to one of its immune checkpoint antibodies for specified countries while retaining the rights for the U.S., European and Japanese markets, as well as global rights for ImmuneOncia to two additional antibodies that will be selected by ImmuneOncia from a group of pre-specified antibodies from the Company’s immuno-oncology antibody portfolio. Yuhan owns 51% of ImmuneOncia, while the Company owns 49%.
The Company is accounting for its interest in ImmuneOncia as an equity method investment, due to the significant influence the Company has over the operations of ImmuneOncia through its board representation and 49% voting interest while not sharing joint control with Yuhan. The Company’s investment in ImmuneOncia is reported in equity method investments on its consolidated balance sheets and its share of ImmuneOncia’s loss is recorded in loss on equity investments on its consolidated statement of operations. As of December 31, 2018 and 2017, the carrying value of the Company’s investment in ImmuneOncia was approximately $2.7 million and $6.8 million, respectively. The difference between the Company’s investment in ImmuneOncia and the Company’s 49% interest in the net assets of ImmuneOncia was approximately $0.8 million at December 31, 2018.
ImmuneOncia recorded net loss of $8.4 million for the twelve months ended December 31, 2018. The Company recorded its portion (49% equity interest) of loss from ImmuneOncia in loss on equity investments on its consolidated statement of operations for the twelve months ended December 31, 2018. As of December 31, 2018, ImmuneOncia had $0.8 million in current assets, $1.1 million in current liabilities, $7.5 million in noncurrent assets, and $87 thousand in noncurrent liabilities. As of December 31, 2018, no material activity had occurred subsequent to the Company's initial investment.
ImmuneOncia recorded net loss of $5.4 million for the twelve months ended December 31, 2017. The Company recorded its portion (49% equity interest) of loss from ImmuneOncia in loss on equity investments on its consolidated statement of operations for the twelve months ended December 31, 2017. As of December 31, 2017, ImmuneOncia had $7.4 million in current assets, $129 thousand in current liabilities, $8.8 million in noncurrent assets, and $33 thousand noncurrent liabilities.
In April 2016, Yuhan purchased $10.0 million of shares of Common Stock, and warrants as part of the Company’s private placement offering. As of December 31, 2016, no material activity had occurred subsequent to the Company's initial investment.
Shanghai Three
On March 7, 2016, TNK agreed to issue to SiniWest Holdings, Inc. (“SiniWest Holdings”) $4.0 million in shares of TNK Class A Stock, subject to certain circumstances, to be issued upon a financing resulting in gross proceeds (individually or in the aggregate) to TNK of at least $10.0 million and a $1.0 million upfront cash payment in exchange for SiniWest Holdings transferring certain assets to TNK, including SiniWest Holdings’ 25% interest in Shanghai Three-Alliance Biotech Co. LTD, a China based company (“Shanghai Three”). The Company is accounting for its interest in Shanghai Three as an equity method investment, due to the significant influence the Company has over the operations of Shanghai Three through its 25% voting interest.  The Company’s investment in Shanghai Three is reported in equity method investments on the consolidated balance sheets and its share of Shanghai Three’s income or loss is recorded in income (loss) on equity investments on the consolidated statement of operations. As of each of the years ended December 31, 2018 and 2017, the carrying value of the Company’s investment in Shanghai Three was approximately $3.8 million.
The financial statements of Shanghai Three are not received sufficiently timely for the Company to record its portion of earnings or loss in the current financial statements and therefore the Company reports its portion of earnings or loss on a quarter lag.
Shanghai Three incurred no operating expenses for the twelve months ended September 30, 2018 and 2017. As of September 30, 2018, Shanghai Three had approximately $0.3 million in current assets, $5.1 million in noncurrent assets, $2.6 million in current liabilities, and $2.0 million in noncurrent liabilities. As of December 31, 2017, Shanghai Three had approximately $0.4 million in current assets, $5.3 million in noncurrent assets, $2.8 million in current liabilities, and $2.0 million in noncurrent liabilities.
Fair Value of Equity Method Investment
The Company periodically evaluates the carrying value of the Company's equity method investments, when events and circumstances indicate that the carrying amount of an asset may not be recovered. The Company determines the fair value of its equity method investments to evaluate whether impairment losses shall be recorded using Level 3 inputs. These investments include the Company's holdings in privately held biotechnology companies that are not exchange traded and therefore not supported with observable market prices. However, these investments are valued by reference to their net asset values that can be market supported and unobservable inputs including future cash flows if available.